FT Vest Buffered Allocation Growth ETF Expense Example, No Redemption - FT Vest Buffered Allocation Growth ETF - FT Vest Buffered Allocation Growth ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 115
Expense Example, No Redemption, 3 Years	359
Expense Example, No Redemption, 5 Years	622
Expense Example, No Redemption, 10 Years	$ 1,375